PREFERRED STOCKS AND WARRANTS	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Equity [Abstract]
PREFERRED STOCKS AND WARRANTS

NOTE－15 PREFERRED STOCKS AND WARRANTS

As of September 30, 2025 and December 31, 2024, the Company’s preferred stocks have been designated as follow:

	No. of shares	Stated Value
Series A Convertible Preferred Stock	10,000	$1,000
Series B Convertible Preferred Stock	10,000	$1,336
Series B-1 Convertible Preferred Stock	15,000	$2,917
Series C Convertible Preferred Stock	15,000	$5,763
Series C-1 Convertible Preferred Stock	30,000	$420
Series X Super Voting Preferred Stock	153,500	$0.0001

All of the Series A, B, B-1, C, and C-1 Preferred Shares were issued at a value of respective stated value per share. These all Series of Preferred Shares contain a conversion option, are convert into a fixed number of common shares or redeemable with the cash repayment at the liquidation, so as a result of this liquidation preference, under U.S GAAP, the Company has classified all these Series of Preferred Shares within mezzanine equity in the consolidated balance sheet.

Series X Super Voting Preferred Stock was issued a par value per share. This Series of Preferred Shares does not contain a conversion option, so as a result of this liquidation preference, under U.S GAAP, the Company has classified the Series of Preferred Shares within permanent equity in the consolidated balance sheet.

Voting Rights: (1) The affirmative vote of at least a majority of the holders of each series of preferred stock shall be necessary to:

(a)	increase or decrease the par value of the shares of the Series A Preferred Stock, alter or change the powers, preferences or rights of the shares of Series A Preferred Stock or create, alter or change the powers, preferences or rights of any other capital stock of the Company if after such alteration or change such capital stock would be senior to or pari passu with Series A Preferred Stock; and

(a)	adversely affect the shares of Series A Preferred Stock, including in connection with a merger, recapitalization, reorganization or otherwise.

(2) The affirmative vote of at least a majority of the holders of the shares of the Series A Preferred Stock shall be necessary to:

(a)	enter into a transaction or series of related transactions deemed to be a liquidation, dissolution or winding up of the Corporation, or voluntarily liquidate or dissolve;

(b)	authorize a merger, acquisition or sale of substantially all of the assets of the Company or any of its subsidiaries (other than a merger exclusively to effect a change of domicile of the Company to another state of the United States);

(c)	increase or decrease (other than decreases resulting from conversion of the Series A Preferred Stock) the authorized number of shares of the Company’s preferred stock or any series thereof, the number of shares of the Company’s common stock or any series thereof or the number of shares of any other class or series of capital stock of the Company; and

(d)	any repurchase or redemption of capital stock of the Company except any repurchase or redemption at cost upon the termination of services of a service provider to the Company or the exercise by the Company of contractual rights of first refusal as applied to such capital stock.

Dividend Rights: The holders of the Company’s preferred stock are not entitled to any dividend rights.

Conversion Rights (Series A Preferred Stock): Upon the consummation of this offering, the issued and outstanding shares of Series A Preferred Stock automatically convert into a number of shares of the Company’s common stock equal to the quotient obtained by dividing (x) the aggregate Stated Value of the issued and outstanding Series A Preferred Stock plus any other amounts due to the holders thereof divided by (y) the offering price of the Company’s common stock. If 90 days after conversion, the closing market price of the Company’s common stock as quoted on Nasdaq (the “Market Value”) has decreased below the initial public offering price, each holder of the Series A Preferred Stock shall be issued a warrant to purchase a number of shares of the Company’s common stock equal to 40% of the quotient of the (a) aggregate Stated Value held by such holder before conversion at the initial public offering price and the Market Value of the shares of common stock that were issuable upon conversion divided by (b) the Market Value. The warrants shall have a term of five years and shall be exercisable at the Market Value.

Conversion Rights (Preferred Stock other than Series A and Series X Super Voting Preferred Stock): Upon the consummation of this offering, each issued and outstanding share of Series B Preferred Stock, Series B-1 Preferred Stock, Series C Preferred Stock and Series C-1 Preferred Stock will automatically convert into 750 shares of the Company’s common stock. Series X Super Voting Preferred stock shall not have any rights to convert into the Company’s common stock.

Liquidation Rights: In the event of any liquidation, dissolution or winding up of the Company, either voluntary or involuntary (a “Liquidation Event”), the holders of each series of preferred stock shall be entitled to receive, prior and in preference to any distribution of any of the assets or surplus funds of the Company to the holders of the Company’s common stock by reason of their ownership thereof, an amount per share in cash equal to the greater of (x) the aggregate Stated Value for all shares of such series of Preferred Stock then held by then or (y) the amount payable per share of the Company’s common stock which such holder of preferred stock would have received if such holder had converted to common stock immediately prior to the Liquidation Event all of such series of preferred stock then held by such holder (the “Series Stock Liquidation Preference”). If, upon the occurrence of a Liquidation Event, the funds thus distributed among the holders of the preferred stock shall be insufficient to permit the payment to the holders of the preferred stock the full Series Stock Liquidation Preference for all series, then the entire assets and funds of the Company legally available for distribution shall be distributed ratably among the holders of the preferred stock in proportion to the aggregate Series Liquidation Preferences that would otherwise be payable to each of the holders of preferred stock. Such payment shall constitute payment in full to the holders of the preferred stock upon the Liquidation Event. After such payment shall have been made in full, or funds necessary for such payment shall have been set aside by the Company in trust for the account of the holders of preferred stock, so as to be immediately available for such payment, such holders of preferred stock shall be entitled to no further participation in the distribution of the assets of the Company. The sale of all or substantially all of the assets of the Company, or merger, tender offer or other business combination to which the Company is a party in which the voting stockholders of the Company prior to such transaction do not own a majority of the voting securities of the resulting entity or by which any person or group acquires beneficial ownership of 50% or more of the voting securities of the Company or resulting entity shall be deemed to be a Liquidation Event.

Other Matters: The holders of the Company’s preferred stock have no subscription or redemption privileges and are not subject to redemption. The Company’s Series Preferred Stock does not entitle its holders to preemptive rights. All of the outstanding shares of the Company’s preferred stock are fully paid and non-assessable.

Series A Preferred Shares

No Series A Preferred Stocks were issued during the three and nine months period ended September 30, 2025 and 2024.

Upon the IPO Closing, all outstanding shares of Series A Preferred Stocks were automatically converted into 888,889 shares of the Company’s common stock valued at $8,000,000, equal to approximately $9 per share.

As of September 30, 2025 and December 31, 2024, there were no shares of Series A Preferred Stocks issued and outstanding, respectively.

Series B Preferred Stocks

No Series B Preferred Stocks were issued three and nine months period ended September 30, 2025 and 2024.

Upon the IPO Closing, all outstanding shares of Series B Preferred Stock were automatically converted into 764,400 shares of the Company’s common stock valued at $3,412,503, equal to approximately $4.46 per share.

As of September 30, 2025 and December 31, 2024, there were no shares of Series B Preferred Stocks issued and outstanding, respectively.

Series B-1 Preferred Shares

There was no Series B-1 Preferred Stocks issued during the three and nine months period ended September 30, 2025 and 2024.

Upon the IPO Closing, all outstanding shares of Series B-1 Preferred Stocks were automatically converted into 48,000 shares of the Company’s common stock valued at $466,720, equal to approximately $9.72 per share.

As of September 30, 2025 and December 31, 2024, there were no shares of Series B-1 Preferred Stocks issued and outstanding, respectively.

Series C Preferred Shares

No Series C Preferred Stocks were issued during the three and nine months period ended September 30, 2025 and 2024.

Upon the IPO Closing, all outstanding shares of Series C Preferred Stocks were automatically converted into 465,600 shares of the Company’s common stock valued at $8,353,373, equal to approximately $17.9 per share.

As of September 30, 2025 and December 31, 2024, there were no shares of Series C Preferred Stocks issued and outstanding, respectively.

Series C-1 Preferred Shares

No Series C-1 Preferred Stocks were issued during the three and nine months period ended September 30, 2025 and 2024.

The Company accounts for warrants issued in accordance with the guidance on “Accounting for Certain Financial Instruments with Characteristics of Both Liabilities and Equity” in Topic 480. These warrants did not meet the criteria to be classified as a liability award and therefore were treated as an equity award and classified the Series C-1 Preferred Stocks within mezzanine equity in the consolidated balance sheet.

Upon the IPO Closing, all outstanding shares of Series C-1 Preferred Stocks were automatically converted into 4,195,200 shares of the Company’s common stock valued at $5,536,832, equal to approximately $1.21 per share.

As of September 30, 2025 and December 31, 2024, there were no shares of Series C-1 Preferred Stocks issued and outstanding, respectively.

Series X Super Voting Preferred Shares

During the three months period ended 2024, Thoughtful Media Group Incorporated and Nusatrip Incorporated issued 75,000 and 75,000 Series X Super Voting Preferred Stock to director.

In August 2021, the Company created a new series of preferred stock titled “Series X Super Voting Preferred Stock”, at par value, consisting of 3,500 shares. The Series X Super Voting Preferred Stock carries certain rights and privileges including but not limited to the right to 10,000 votes per share) to vote on all matters that may come before the stockholders of the Corporation, voting together with the common stock as a single class on all matters to be voted or consented upon by the stockholders but is not entitled to any dividends, liquidation preference or conversion or redemption rights. The Series X Super Voting Preferred Stock is accounted for as an equity classification.

On September 3, 2024, the subsidiaries, Thoughtful Media Group Incorporated and Nusatrip Incorporated, each issued 75,000 shares of their Super Voting Preferred Stock to their respective director, totaling 150,000 shares. On October 14, 2024, the subsidiaries cancelled the Company’s Super Voting Preferred Stock previously issued to their director, and the 150,000 Super Voting Preferred Shares are now held as treasury stock.

As of September 30, 2025 and December 31, 2024, there were 153,500 and 153,500 shares of Series X Super Voting Preferred Stocks issued and outstanding, respectively.

NOTE－15 PREFERRED STOCKS AND WARRANTS

As of December 31, 2024 and 2023, the Company’s preferred stocks have been designated as follow:

	No. of shares	Stated Value
Series A Convertible Preferred Stock	10,000	$1,000
Series B Convertible Preferred Stock	10,000	$1,336
Series B-1 Convertible Preferred Stock	15,000	$2,917
Series C Convertible Preferred Stock	15,000	$5,763
Series C-1 Convertible Preferred Stock	30,000	$420
Series X Super Voting Preferred Stock	153,500	$0.0001

All of the Series A, B, B-1, C, and C-1 Preferred Shares were issued at a value of respective stated value per share. These all Series of Preferred Shares contain a conversion option, are convert into a fixed number of common shares or redeemable with the cash repayment at the liquidation, so as a result of this liquidation preference, under U.S GAAP, the Company has classified all these Series of Preferred Shares within mezzanine equity in the consolidated balance sheet.

Series X Super Voting Preferred Stock was issued a par value per share. This Series of Preferred Shares does not contain a conversion option, so as a result of this liquidation preference, under U.S GAAP, the Company has classified the Series of Preferred Shares within permanent equity in the consolidated balance sheet.

Voting Rights: (1) The affirmative vote of at least a majority of the holders of each series of preferred stock shall be necessary to:

(a)	increase or decrease the par value of the shares of the Series A Preferred Stock, alter or change the powers, preferences or rights of the shares of Series A Preferred Stock or create, alter or change the powers, preferences or rights of any other capital stock of the Company if after such alteration or change such capital stock would be senior to or pari passu with Series A Preferred Stock; and

(a)	adversely affect the shares of Series A Preferred Stock, including in connection with a merger, recapitalization, reorganization or otherwise.

(2) The affirmative vote of at least a majority of the holders of the shares of the Series A Preferred Stock shall be necessary to:

(a)	enter into a transaction or series of related transactions deemed to be a liquidation, dissolution or winding up of the Corporation, or voluntarily liquidate or dissolve;

(b)	authorize a merger, acquisition or sale of substantially all of the assets of the Company or any of its subsidiaries (other than a merger exclusively to effect a change of domicile of the Company to another state of the United States);

(c)	increase or decrease (other than decreases resulting from conversion of the Series A Preferred Stock) the authorized number of shares of the Company’s preferred stock or any series thereof, the number of shares of the Company’s common stock or any series thereof or the number of shares of any other class or series of capital stock of the Company; and

(d)	any repurchase or redemption of capital stock of the Company except any repurchase or redemption at cost upon the termination of services of a service provider to the Company or the exercise by the Company of contractual rights of first refusal as applied to such capital stock.

Dividend Rights: The holders of the Company’s preferred stock are not entitled to any dividend rights.

Conversion Rights (Series A Preferred Stock): Upon the consummation of this offering, the issued and outstanding shares of Series A Preferred Stock automatically convert into a number of shares of the Company’s common stock equal to the quotient obtained by dividing (x) the aggregate Stated Value of the issued and outstanding Series A Preferred Stock plus any other amounts due to the holders thereof divided by (y) the offering price of the Company’s common stock. If 90 days after conversion, the closing market price of the Company’s common stock as quoted on Nasdaq (the “Market Value”) has decreased below the initial public offering price, each holder of the Series A Preferred Stock shall be issued a warrant to purchase a number of shares of the Company’s common stock equal to 40% of the quotient of the (a) aggregate Stated Value held by such holder before conversion at the initial public offering price and the Market Value of the shares of common stock that were issuable upon conversion divided by (b) the Market Value. The warrants shall have a term of five years and shall be exercisable at the Market Value.

Conversion Rights (Preferred Stock other than Series A and Series X Super Voting Preferred Stock): Upon the consummation of this offering, each issued and outstanding share of Series B Preferred Stock, Series B-1 Preferred Stock, Series C Preferred Stock and Series C-1 Preferred Stock will automatically convert into 750 shares of the Company’s common stock. Series X Super Voting Preferred stock shall not have any rights to convert into the Company’s common stock.

Liquidation Rights: In the event of any liquidation, dissolution or winding up of the Company, either voluntary or involuntary (a “Liquidation Event”), the holders of each series of preferred stock shall be entitled to receive, prior and in preference to any distribution of any of the assets or surplus funds of the Company to the holders of the Company’s common stock by reason of their ownership thereof, an amount per share in cash equal to the greater of (x) the aggregate Stated Value for all shares of such series of Preferred Stock then held by then or (y) the amount payable per share of the Company’s common stock which such holder of preferred stock would have received if such holder had converted to common stock immediately prior to the Liquidation Event all of such series of preferred stock then held by such holder (the “Series Stock Liquidation Preference”). If, upon the occurrence of a Liquidation Event, the funds thus distributed among the holders of the preferred stock shall be insufficient to permit the payment to the holders of the preferred stock the full Series Stock Liquidation Preference for all series, then the entire assets and funds of the Company legally available for distribution shall be distributed ratably among the holders of the preferred stock in proportion to the aggregate Series Liquidation Preferences that would otherwise be payable to each of the holders of preferred stock. Such payment shall constitute payment in full to the holders of the preferred stock upon the Liquidation Event. After such payment shall have been made in full, or funds necessary for such payment shall have been set aside by the Company in trust for the account of the holders of preferred stock, so as to be immediately available for such payment, such holders of preferred stock shall be entitled to no further participation in the distribution of the assets of the Company. The sale of all or substantially all of the assets of the Company, or merger, tender offer or other business combination to which the Company is a party in which the voting stockholders of the Company prior to such transaction do not own a majority of the voting securities of the resulting entity or by which any person or group acquires beneficial ownership of 50% or more of the voting securities of the Company or resulting entity shall be deemed to be a Liquidation Event.

Other Matters: The holders of the Company’s preferred stock have no subscription or redemption privileges and are not subject to redemption. The Company’s Series Preferred Stock does not entitle its holders to preemptive rights. All of the outstanding shares of the Company’s preferred stock are fully paid and non-assessable.

Series A Preferred Shares

No Series A Preferred Stocks were issued during the years ended December 31, 2024 and 2023.

Upon the IPO Closing, all outstanding shares of Series A Preferred Stocks were automatically converted into 888,889 shares of the Company’s common stock valued at $8,000,000, equal to approximately $9 per share.

As of December 31, 2024 and 2023, there were no shares of Series A Preferred Stocks issued and outstanding, respectively.

Series B Preferred Stocks

No Series B Preferred Stocks were issued years ended December 31, 2024 and 2023.

Upon the IPO Closing, all outstanding shares of Series B Preferred Stock were automatically converted into 764,400 shares of the Company’s common stock valued at $3,412,503, equal to approximately $4.46 per share.

As of December 31, 2024 and 2023, there were no shares of Series B Preferred Stocks issued and outstanding, respectively.

Series B-1 Preferred Shares

There was no Series B-1 Preferred Stocks issued during the years ended December 31, 2024 and 2023.

Upon the IPO Closing, all outstanding shares of Series B-1 Preferred Stocks were automatically converted into 48,000 shares of the Company’s common stock valued at $466,720, equal to approximately $9.72 per share.

As of December 31, 2024 and 2023, there were no shares of Series B-1 Preferred Stocks issued and outstanding, respectively.

Series C Preferred Shares

No Series C Preferred Stocks were issued during the years ended December 31, 2024 and 2023.

Upon the IPO Closing, all outstanding shares of Series C Preferred Stocks were automatically converted into 465,600 shares of the Company’s common stock valued at $8,353,373, equal to approximately $17.9 per share.

As of December 31, 2024 and 2023, there were no shares of Series C Preferred Stocks issued and outstanding, respectively.

Series C-1 Preferred Shares

No Series C-1 Preferred Stocks were issued during the years ended December 31, 2024 and 2023.

The Company accounts for warrants issued in accordance with the guidance on “Accounting for Certain Financial Instruments with Characteristics of Both Liabilities and Equity” in Topic 480. These warrants did not meet the criteria to be classified as a liability award and therefore were treated as an equity award and classified the Series C-1 Preferred Stocks within mezzanine equity in the consolidated balance sheet.

Upon the IPO Closing, all outstanding shares of Series C-1 Preferred Stocks were automatically converted into 4,195,200 shares of the Company’s common stock valued at $5,536,832, equal to approximately $1.21 per share.

As of December 31, 2024 and 2023, there were no shares of Series C-1 Preferred Stocks issued and outstanding, respectively.

Series X Super Voting Preferred Shares

In August 2021, the Company created a new series of preferred stock titled “Series X Super Voting Preferred Stock”, at par value, consisting of 3,500 shares. The Series X Super Voting Preferred Stock carries certain rights and privileges including but not limited to the right to 10,000 votes per share) to vote on all matters that may come before the stockholders of the Corporation, voting together with the common stock as a single class on all matters to be voted or consented upon by the stockholders but is not entitled to any dividends, liquidation preference or conversion or redemption rights. The Series X Super Voting Preferred Stock is accounted for as an equity classification.

During the year ended December 31, 2024, the subsidiaries issued 75,000 each of Series X Super Voting Preferred Stock to a director.

On September 3, 2024, the subsidiaries, Thoughtful Media Group Incorporated and Nusatrip Incorporated, each issued 75,000 shares of their Super Voting Preferred Stock to their respective director, totaling 150,000 shares. On October 14, 2024, the subsidiaries cancelled the Company’s Super Voting Preferred Stock previously issued to their director, and the 150,000 Super Voting Preferred Shares are now held as treasury stock.

As of December 31, 2024 and 2023, there were 153,500 and 3,500 shares of Series X Super Voting Preferred Stocks issued and outstanding, respectively.